Exhibit 99.1

SEMI-ANNUAL SERVICER’S CERTIFICATE

Pursuant to Section 4.01(c)(ii) of the Transition Property Servicing Agreement, dated as of June 29, 2007 (the “Servicing Agreement”), between ENTERGY TEXAS, INC. (a successor in interest to Entergy Gulf States, Inc.), as servicer and ENTERGY GULF STATES RECONSTRUCTION FUNDING I, LLC, the Servicer does hereby certify, for the 1st of April, 2012 Payment Date (the “Current Payment Date”), as follows:

 Capitalized terms used herein have their respective meanings as set forth in the Indenture.  References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

1.	Allocation of Remittances as of Current Payment Date allocable to principal and interest:

a.	Principal

i.	Tranche A-1	$ 10,623,017.14
ii.	Tranche A-2	-
iii.	Tranche A-3	-
iv.	Total:	$ 10,623,017.14

b.	Interest

i.	Tranche A-1	$ 509,513.04
ii.	Tranche A-2	3,520,320.00
iii.	Tranche A-3	3,391,960.00
iv.	Total:	$ 7,421,793.04

2.
Outstanding Amount of Bonds prior to, and after giving effect to the payment on the Current Payment Date and the difference, if any, between the Outstanding Amount specified in the Expected Amortization Schedule (after giving effect to payments to be made on such Payment Date under 1a above) and the Principal Balance to be Outstanding (following payment on Current Payment Date):

a.	Principal Balance Outstanding (as of the date of this certification):

i.	Tranche A-1	$ 18,494,121.33
ii.	Tranche A-2	121,600,000.00
iii.	Tranche A-3	114,400,000.00
iv.	Total:	$ 254,494,121.33

b.	Principal Balance to be Outstanding (following payment on Current Payment Date):

i.	Tranche A-1	$ 7,871,104.19
ii.	Tranche A-2	121,600,000.00
iii.	Tranche A-3	114,400,000.00
iv.	Total:	$ 243,871,104.19

c.	Difference between 2.b above and Outstanding Amount (following payment on Current Payment Date) specified in Expected Amortization Schedule:

i.	Tranche A-1	$ -
ii.	Tranche A-2	-
iii.	Tranche A-3	-
iv.	Total:	$ -

3.	All other transfers to be made on the Current Payment Date, including amounts to be paid to the Indenture Trustee and to the Servicer:

a.	Operating Expenses (to be paid from the General Subaccount)

i.	Trustee’s Counsel Fees & Expenses: (subject to $1,000,000 cap on Indemnity Amounts per Section 8.02(e)(1))
Stradley Ronon Stevens & Young, LLP
Wire Instructions:
Citizens Bank of PA
ABA Number: 036076150
For Credit to Stradley Ronon Stevens & Young
Account Number: 620096-961-6
For invoice number: TBD
Attention: Joseph Donahue
			$5,000.00*
ii.	Servicing Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$200,000.00
iii.	Administration Fee:	Entergy Texas, Inc. Wire Instructions: Capital One, NA New Orleans, LA ABA Number: 065000090 Account Name: ETI - General Fund Account Number: 671548078	$50,000.00
iv.	Independent Manager’s Fees:
Wilmington Trust SP Services, Inc.
Wire Instructions:
Wilmington Trust Company
ABA Number:  031100092
For credit to account of Wilmington Trust SP Services
Account Number:  2460-3504
Attn:  Thomas Strauss, Re: Entergy Gulf States Reconstruction Funding I, LLC
			$5,000.00*
v.	Accountant Fees:	Deloitte & Touche LLP Wire Instructions: Deloitte & Touche LLP Bank Name: CitiBank ABA Number: 031100209 Account Name: Deloitte & Touche LLP Account Number: 3874-0688	$0.00
vi.	Other Operating Expenses:	1. Standard & Poor’s	$0.00
		2. Fitch Ratings	$0.00
		3. Richards, Layton & Finger Wire Instructions: Wilmington Trust Company Rodney Square North Wilmington, Delaware 19890 ABA Number: 031100092 Account Number: 2264-1174 For invoice number: 911366	$5,000.00*
		4. Sidley Austin LLP Wire instructions: Bank Name: JPMorgan Chase Bank, N.A. Chicago, IL Account Name: Sidley Austin LLP Operating Account ABA Number: 071000013 Account number: 5519624 SWIFT code: CHASUS33XXX For invoice number:TBD	$0.00
		5. Duggins Wren Mann & Romero, LLP Wire Instructions: Frost National Bank Downtown Financial Center 401 Congress Ave. 12th Floor Austin, Texas 78767 Account Name: Duggins Wren Mann & Romero, LLP ABA Number: 114000093 Account Number: 591442015 Swift code: FRSTUS44 For invoices no: 11950, 12184, 12469	$6,273.50

		subtotal of vi.	$11,273.50
vi.	Total of 3 a. i.-vi.:		$271,273.50

*This amount is an estimate.  The final amount is to be determined upon receiving the invoice.  Entergy Texas, Inc. is not instructing the trustee to pay these amounts at this time, since the amounts are estimates. The estimates are being included on the certificate, since there is an expectation that the invoices will be received and need to be paid before the next scheduled payment date.

b.	Other Payments

i.	Operating Expenses (payable pursuant to Section 8.02(e)(4)) (sum of 3.a.vi. above):	$266,273.50
ii.	Funding of Capital Subaccount (to required amount)1:	(377,260.05)
iii.
Interest Earnings on and from the Capital Subaccount to Entergy Gulf States Reconstruction Funding I as of 3/12/12**:
Wire Instructions:
Entergy Texas, Inc.
Capital One, NA
New Orleans, LA
ABA Number:  065000090
Account Name:  ETI - General Fund
Account Number:  671548078
		$338.35**
iv.	Operating Expenses and Indemnity Amounts over $1,000,000 (payable pursuant to Section 8.02(e)(8)):	-
v.	Withdrawal from Excess Funds Subaccount (to occur on payment date)***:	$2,147,973.56
vii.	Total:	$2,042,325.36

**Interest is posted monthly on the second business day of the following month.
***This amount assumes that estimated remittances of $1,461,118.49 covering the period of March 13, 2012 – March 31, 2012 will be deposited into the General Subaccount.  The amount that is withdrawn from the Excess Funds Subaccount may be greater if remittances to the General Subaccount are lower than such estimated amount.

4.	Estimated amounts on deposit in the Capital Subaccount and Excess Funds Subaccount including earned interest in the Excess Funds Subaccount after giving effect to the foregoing payments:

a.	Capital Subaccount

Total2: $1,270,339.95 as of 4/01/2012

b.	Excess Funds Subaccount

Total: $0.00 as of 4/01/2012

____________________________

1 Negative amount reflects amounts drawn from the Capital Subaccount as required by Section 8.02(f) of the Indenture to make up shortfall in amounts required to make payments to be made under Section 8.02(e)(i)-(viii) of the Indenture.

2 Total reflects amounts drawn from the Capital Subaccount and reflected in 3(b)(ii) above.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Servicer’s Certificate this 25th day of March, 2012.

ENTERGY TEXAS, INC.,
      as Servicer

By:  /s/ Steven C. McNeal
Name:  Steven C. McNeal
Title:    Vice President and Treasurer